COMMITMENTS AND CONTINGENCIES (Details) - Schedule of future minimum lease payments - North Pastoria Lease [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) - Schedule of future minimum lease payments [Line Items]
North Pastoria Lease	$ 182,772
Sublease (see NOTE 13)	(106,323)
Net payments in 2020	$ 76,449